Consolidated Balance Sheets	Dec. 31, 2023 USD ($)
Current assets:
Cash	$ 62,362
Prepaid expenses	583
Marketable securities	1,120,966
Total Current Assets	1,183,911
TOTAL ASSETS	1,183,911
Current liabilities:
Accounts payable and accrued expenses	1,086,212
Total Current Liabilities	1,487,381
Derivative warrant liabilities	431,200
TOTAL LIABILITIES	1,918,581
STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; zero shares issued or outstanding as of December 31, 2023
Subscription receivable	(2,608,141)
Additional paid-in capital	2,172,674
Accumulated deficit	(300,176)
Total stockholders’ deficit	(734,670)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,183,911
Class A Common Stock
STOCKHOLDERS’ (DEFICIT) EQUITY
Common stock, value	543
Class B Common Stock
STOCKHOLDERS’ (DEFICIT) EQUITY
Common stock, value	430
Related Party
Current liabilities:
Accounts payable – related party	124,867
Advances – related party	2,352
Promissory notes – related party	$ 273,950